Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000130461 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000130461 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000130461 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130461 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130461 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130461 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130461 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130461 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130461 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130461 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130461 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130461 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130461 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130461 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000130461 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130461 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000130461 [Member] | Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[1]
C000130461 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000130461 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130461 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000130461 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000130461 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130461 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130461 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000130461 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130461 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000031763 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000031763 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000031763 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000031763 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000031763 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000031763 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000031763 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000031763 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000031763 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000031763 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000031763 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000031763 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000031763 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000031763 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000031763 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000031763 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000031763 [Member] | Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
C000031763 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000031763 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000031763 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000031763 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000031763 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000031763 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000031763 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000031763 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000031763 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081695 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000081695 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000081695 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000081695 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081695 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000081695 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081695 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081695 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081695 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081695 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081695 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081695 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081695 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081695 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000081695 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081695 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000081695 [Member] | Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[3]
C000081695 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000081695 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081695 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000081695 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000081695 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081695 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081695 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000081695 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081695 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081694 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000081694 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000081694 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000081694 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081694 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000081694 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081694 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081694 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081694 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081694 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081694 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081694 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081694 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081694 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000081694 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081694 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000081694 [Member] | Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[4]
C000081694 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000081694 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081694 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000081694 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000081694 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081694 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081694 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000081694 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081694 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Amount represents less than .1%.
[2]	Amount represents less than .1%.
[3]	Amount represents less than .1%.
[4]	Amount represents less than .1%.